UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10045

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
Green Bond Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
Green Bond Fund

Calvert
Green Bond Fund
March 31, 2020
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2013	10/31/2013	(2.37)%	2.78%	2.09%	2.50%
Class A with 3.75% Maximum Sales Charge	—	—	(6.04)	(1.05)	1.32	1.90
Class I at NAV	10/31/2013	10/31/2013	(2.24)	2.96	2.45	2.86
Class R6 at NAV	02/01/2019	10/31/2013	(2.22)	3.09	2.47	2.88
··
ICE BofA Green Bond Index - Hedged USD	—	—	(2.21)%	4.69%	3.28%	3.86%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.86%	0.61%	0.56%
Net	0.73	0.48	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Green Bond Fund
March 31, 2020
Fund Profile

Asset Allocation (% of total investments)

* Amount is less than 0.05%
Country Allocation (% of total investments)
United States	71.4%
France	6.5
Canada	6.0
Netherlands	3.5
Finland	2.4
Luxembourg	2.3
Italy	2.2
South Korea	1.1
Philippines	1.0
Other (less than 1.0% each)	3.6
Total	100.0%
Credit Quality (% of bond holdings)*

* Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Green Bond Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	ICE BofA Green Bond Index - Hedged USD tracks the performance of securities issued for qualified “green” purposes. Qualifying bonds must have a clearly designated use of proceeds that is solely applied toward projects or activities that promote climate change mitigation or adaptation or other environmental sustainability purposes. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.
4

Calvert
Green Bond Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 976.30	$3.61 **	0.73%
Class I	$1,000.00	$ 977.60	$2.37 **	0.48%
Class R6	$1,000.00	$ 977.80	$2.13 **	0.43%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.35	$3.69 **	0.73%
Class I	$1,000.00	$1,022.60	$2.43 **	0.48%
Class R6	$1,000.00	$1,022.85	$2.17 **	0.43%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Green Bond Fund
March 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 8.6%

Security	Principal Amount (000's omitted)	Value
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	$ 5,870	$ 4,176,077
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	988	949,633
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,298	1,285,594
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,800	4,135,085
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1,665	1,181,882
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	664	654,597
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	84	83,881
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	43	42,968
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	182	168,274
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	3,895	3,719,741
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,583	1,488,827
Series 2014-2, Class B, 5.44%, 7/20/44(1)	171	157,821
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	345	340,203
Sunnova Helios II Issuer, LLC., Series 2018-1A, Class B, 7.71%, 7/20/48(1)	911	505,212
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	3,000	2,225,754
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	1,818	1,600,492
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	825	750,020
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	2,531	1,978,784
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,506	1,514,887
Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,875	1,841,303
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	1,584	1,590,393
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	1,535	1,508,950
Series 2019-A, Class B, 2.41%, 12/20/22(1)	3,270	3,169,709
Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,545	1,545,032
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,471	1,218,229
Total Asset-Backed Securities (identified cost $43,389,620)		$ 37,833,348

Collateralized Mortgage-Backed Obligations — 10.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series KG02, Class A2, 2.412%, 8/25/29	$ 4,050	$ 4,566,166
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.894%, 2/25/27(2)	355	365,702
Series 2017-M13, Class A2, 3.033%, 9/25/27(2)	4,150	4,722,607
Series 2018-M4, Class A2, 3.147%, 3/25/28(2)	4,142	4,596,357
Series 2018-M8, Class A2, 3.436%, 6/25/28(2)	923	1,078,178
Series 2018-M13, Class A2, 3.82%, 9/25/30(2)	2,420	2,846,512
Series 2019-M1, Class A2, 3.673%, 9/25/28(2)	4,530	5,261,179
Series 2019-M9, Class A2, 2.937%, 4/25/29(2)	1,920	2,114,968
Series 2019-M22, Class A2, 2.522%, 8/25/29	12,300	13,392,476
Series 2020-M1, Class A2, 2.444%, 9/25/29	7,842	8,391,463
Total Collateralized Mortgage-Backed Obligations (identified cost $43,176,656)		$ 47,335,608

Corporate Bonds — 56.5%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 1.1%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	USD 1,550	$ 1,608,001
3.625%, 4/15/29(1)	USD 3,125	3,089,054
		$ 4,697,055
Communications — 1.0%
Verizon Communications, Inc., 3.875%, 2/8/29	USD 3,980	$ 4,464,871
		$ 4,464,871
Consumer, Cyclical — 0.6%
Toyota Motor Credit Corp., 2.15%, 2/13/30	USD 3,000	$ 2,796,538
		$ 2,796,538
Consumer, Non-cyclical — 4.6%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	USD 2,345	$ 2,624,940
Kaiser Foundation Hospitals, 3.15%, 5/1/27	USD 1,208	1,245,805
Koninklijke Philips NV, 0.50%, 5/22/26(3)	EUR 9,350	10,010,119
Massachusetts Institute of Technology, 3.959%, 7/1/38	USD 2,985	3,310,077
PepsiCo, Inc., 2.875%, 10/15/49	USD 3,200	3,337,522
		$ 20,528,463

6
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Energy — 4.1%
Hanwha Energy USA Holdings Corp., 2.375%, 7/30/22(1)	USD 5,000	$ 4,979,887
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	USD 1,980	1,982,822
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	USD 10,700	10,438,385
5.00%, 1/31/28(1)	USD 867	913,254
		$ 18,314,348
Financial — 23.3%
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	USD 2,364	$ 2,419,773
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(4)	USD 5,888	5,948,017
3.499% to 5/17/21, 5/17/22(4)	USD 7,282	7,370,815
Bank of Nova Scotia (The), 2.375%, 1/18/23	USD 6,600	6,649,033
Boston Properties, L.P., 3.40%, 6/21/29	USD 2,700	2,603,216
Citigroup, Inc., 0.50%, 1/29/22(3)	EUR 11,950	12,961,693
Commonwealth Bank of Australia, 3.25%, 3/31/22	AUD 2,020	1,290,707
Credit Agricole Corporate & Investment Bank SA, 2.533%, (3 mo. USD LIBOR + 0.625%), 10/3/21(5)	USD 11,106	10,937,284
DBS Group Holdings Ltd., 2.414%, (3 mo. USD LIBOR + 0.62%), 7/25/22(1)(5)	USD 3,640	3,631,662
Digital Euro Finco LLC, 2.50%, 1/16/26(3)	EUR 8,700	9,702,490
HAT Holdings I, LLC/HAT Holdings II, LLC, 5.25%, 7/15/24(1)	USD 10,000	9,662,550
ING Groep NV, 4.625%, 1/6/26(1)	USD 2,175	2,297,000
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(6)	USD 1,100	1,092,575
National Australia Bank, Ltd., 3.625%, 6/20/23	USD 1,867	1,903,811
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	USD 8,000	8,303,211
Prudential Financial, Inc., 1.50%, 3/10/26	USD 2,000	1,885,067
Regency Centers, L.P., 3.75%, 6/15/24	USD 1,500	1,574,638
Royal Bank of Canada, 0.25%, 5/2/24(3)	EUR 8,600	9,003,973
Welltower, Inc., 2.70%, 2/15/27	USD 4,000	3,812,997
		$ 103,050,512
Government - Multinational — 6.2%
Asian Development Bank:
1.875%, 8/10/22	USD 1,500	$ 1,549,998
2.125%, 3/19/25	USD 750	801,522
2.375%, 8/10/27	USD 750	828,212
3.125%, 9/26/28	USD 800	940,261
European Bank for Reconstruction & Development, 1.625%, 9/27/24	USD 2,000	2,089,713
Security	Principal Amount (000's omitted)	Value
Government - Multinational (continued)
European Investment Bank:
1.00%, 11/14/42(3)	EUR 3,400	$ 4,270,942
2.375%, 5/24/27	USD 3,965	4,382,115
2.50%, 10/15/24	USD 1,000	1,084,603
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR 3,550	4,141,683
3.125%, 11/20/25	USD 4,150	4,688,907
International Finance Corp., 2.125%, 4/7/26	USD 1,500	1,614,838
Nordic Investment Bank, 2.25%, 9/30/21	USD 950	973,980
		$ 27,366,774
Industrial — 2.5%
Owens Corning, 3.95%, 8/15/29	USD 10,417	$ 9,901,045
Xylem, Inc., 3.25%, 11/1/26	USD 999	1,059,925
		$ 10,960,970
Technology — 1.7%
Apple, Inc., 0.50%, 11/15/31	EUR 7,238	$ 7,461,925
		$ 7,461,925
Utilities — 11.4%
Avangrid, Inc.:
3.15%, 12/1/24	USD 4,913	$ 4,896,590
3.80%, 6/1/29	USD 7,600	7,796,774
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)	USD 1,147	1,068,144
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	USD 1,333	1,377,772
Enel Finance International NV:
1.00%, 9/16/24(3)	EUR 4,250	4,662,498
1.125%, 9/16/26(3)	EUR 4,100	4,470,108
MidAmerican Energy Co.:
3.15%, 4/15/50	USD 850	865,975
3.65%, 8/1/48	USD 3,570	3,848,923
4.25%, 7/15/49	USD 2,390	2,813,880
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	USD 1,825	1,790,790
4.50%, 9/15/27(1)	USD 4,782	4,695,769
NSTAR Electric Co., 3.25%, 5/15/29	USD 2,500	2,587,714
Public Service Co. of Colorado:
3.20%, 3/1/50	USD 4,500	4,575,297
3.70%, 6/15/28	USD 1,978	2,099,592
4.10%, 6/15/48	USD 1,000	1,093,535

7
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	USD 1,595	$ 1,568,750
$ 50,212,111
Total Corporate Bonds (identified cost $250,796,841)		$ 249,853,567

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(7)(8)	$ 1,196	$ 1,152,758
Total High Social Impact Investments (identified cost $1,196,055)		$ 1,152,758

Preferred Stocks — 0.9%

Security	Shares	Value
Real Estate Management & Development — 0.9%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 1,288,000
Series A2, 6.375%	169,100	2,695,454
Total Preferred Stocks (identified cost $6,575,394)		$ 3,983,454

Sovereign Government Bonds — 9.8%

Security	Principal Amount (000's omitted)	Value
Chile Government International Bond, 2.55%, 1/27/32	USD 2,500	$ 2,506,875
French Republic Government Bond OAT, 1.75%, 6/25/39(1)(3)	EUR 12,090	16,411,759
Kreditanstalt fuer Wiederaufbau, 1.75%, 9/14/29	USD 2,200	2,347,990
Municipality Finance PLC:
0.05%, 9/6/29(3)	EUR 3,750	4,171,499
1.375%, 9/21/21(1)	USD 5,000	5,057,619
Nacional Financiera SNC, 3.375%, 11/5/20(1)	USD 750	736,187
Nederlandse Waterschapsbank NV:
2.375%, 3/24/26(1)	USD 1,700	1,854,149
3.125%, 12/5/22(1)	USD 500	532,813
Province of Ontario Canada:
1.95%, 1/27/23	CAD 3,200	2,328,362
2.65%, 2/5/25	CAD 5,000	3,752,541
Security	Principal Amount (000's omitted)	Value
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD 5,490	$ 3,739,348
Total Sovereign Government Bonds (identified cost $43,020,855)		$ 43,439,142

Taxable Municipal Obligations — 5.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$ 4,775	$ 4,883,631
		$ 4,883,631
Water and Sewer — 4.0%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$ 1,665	$ 2,167,081
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(9)	150	176,072
Metropolitan Water District of Southern California, 6.947%, 7/1/40(9)	250	253,125
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	620	601,406
2.184%, 9/1/31	500	482,790
2.264%, 9/1/32	445	429,443
2.344%, 9/1/33	1,445	1,395,754
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(9)	605	905,140
New York Environmental Facilities Corp., Green Bonds, 2.25%, 7/15/20	1,070	1,074,558
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	10,705	10,029,729
		$ 17,515,098
Total Taxable Municipal Obligations (identified cost $22,398,976)		$ 22,398,729

U.S. Government Agencies and Instrumentalities — 2.8%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$ 4,430	$ 4,644,550
2.36%, 10/15/29	2,870	3,064,749
3.16%, 6/1/33	176	199,666
3.22%, 9/15/29	728	806,534

8
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.: (continued)
3.52%, 9/20/32	$ 3,392	$ 3,883,719
Total U.S. Government Agencies and Instrumentalities (identified cost $11,595,750)		$ 12,599,218

U.S. Government Agency Mortgage-Backed Securities — 0.9%

Security	Principal Amount (000's omitted)	Value
Pool #AN1879, 2.65%, 6/1/26	$ 1,871	$ 2,025,001
Pool #AN1909, 2.68%, 7/1/26	2,000	2,163,798
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,929,664)		$ 4,188,799

Short-Term Investments — 0.0%(10)

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(11)	174,150	$ 174,150
Total Short-Term Investments (identified cost $174,150)		$ 174,150
Total Investments — 95.6% (identified cost $426,253,961)		$ 422,958,773
Other Assets, Less Liabilities — 4.4%		$ 19,269,135
Net Assets — 100.0%		$ 442,227,908

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $110,151,943, which represents 24.9% of the net assets of the Fund as of March 31, 2020.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2020.
(3)	Security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities is $75,665,081 or 17.1% of the Fund's net assets.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.
(6)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $170,839.
(7)	Affiliated company (see Note 8).
(8)	Restricted security. Total market value of restricted securities amounts to $1,152,758, which represents 0.3% of the net assets of the Fund as of March 31, 2020.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(10)	Amount is less than 0.05%.
(11)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	71.4%
France	6.5
Canada	6.0
Netherlands	3.5
Other (less than 3.0% each)	12.6
Total	100.0%

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	4,771,119	USD	2,927,277	State Street Bank and Trust Company	5/29/20	$ 8,004	$ —
EUR	3,612,931	USD	3,977,475	State Street Bank and Trust Company	5/29/20	15,999	—
EUR	4,212,206	USD	4,645,845	State Street Bank and Trust Company	5/29/20	10,026	—
EUR	2,455,346	USD	2,756,440	State Street Bank and Trust Company	5/29/20	—	(42,477)
9
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,539,619	AUD	6,915,931	State Street Bank and Trust Company	5/29/20	$ 284,809	$ —
USD	10,539,930	CAD	14,038,675	State Street Bank and Trust Company	5/29/20	558,833	—
USD	2,470,869	EUR	2,227,301	State Street Bank and Trust Company	5/29/20	8,971	—
USD	2,241,645	EUR	2,066,036	State Street Bank and Trust Company	5/29/20	—	(42,002)
USD	96,200,076	EUR	87,911,225	State Street Bank and Trust Company	5/29/20	—	(970,682)
						$886,642	$(1,055,161)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	54	Long	6/30/20	$ 11,900,672	$ 170,058
U.S. Ultra-Long Treasury Bond	7	Long	6/19/20	1,553,125	(13,265)
U.S. Long Treasury Bond	(57)	Short	6/19/20	(10,206,562)	(706,372)
U.S. Ultra 10-Year Treasury Note	(171)	Short	6/19/20	(26,681,344)	(1,403,046)
					$(1,952,625)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$1,196,055

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
10
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $425,057,906) - including $170,839 of securities on loan	$ 421,806,015
Investments in securities of affiliated issuers, at value (identified cost $1,196,055)	1,152,758
Receivable for variation margin on open futures contracts	127,697
Receivable for open forward foreign currency exchange contracts	886,642
Cash	13,598,916
Deposits at broker for futures contracts	892,144
Deposits for derivatives collateral - forward foreign currency exchange contracts	345,000
Cash denominated in foreign currency, at value (cost $20,031)	20,074
Receivable for investments sold	2,966,953
Receivable for capital shares sold	2,153,998
Interest receivable	2,615,820
Interest receivable - affiliated	5,233
Securities lending income receivable	245
Receivable from affiliate	35,587
Directors' deferred compensation plan	84,813
Total assets	$446,691,895
Liabilities
Payable for open forward foreign currency exchange contracts	$ 1,055,161
Payable for investments purchased	2,093,817
Payable for capital shares redeemed	694,847
Distributions payable	25,225
Deposits for securities loaned	174,150
Payable to affiliates:
Investment advisory fee	97,865
Administrative fee	46,975
Distribution and service fees	14,221
Sub-transfer agency fee	3,218
Directors' deferred compensation plan	84,813
Accrued expenses	173,695
Total liabilities	$ 4,463,987
Net Assets	$442,227,908
Sources of Net Assets
Paid-in capital	$ 445,427,418
Accumulated loss	(3,199,510)
Total	$442,227,908
Class A Shares
Net Assets	$ 66,137,241
Shares Outstanding	4,321,966
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.30
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 15.90
11
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class I Shares
Net Assets	$375,499,819
Shares Outstanding	24,506,564
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.32
Class R6 Shares
Net Assets	$ 590,848
Shares Outstanding	38,538
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.33
On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income	$ 134,287
Interest and other income - unaffiliated issuers (net of foreign taxes withheld of $453)	5,279,332
Interest income - affiliated issuers	5,670
Securities lending income, net	2,319
Total investment income	$ 5,421,608
Expenses
Investment advisory fee	$ 516,470
Administrative fee	247,905
Distribution and service fees:
Class A	78,828
Directors' fees and expenses	12,510
Custodian fees	12,436
Transfer agency fees and expenses	187,000
Accounting fees	59,121
Professional fees	26,169
Registration fees	48,795
Reports to shareholders	11,959
Miscellaneous	29,737
Total expenses	$ 1,230,930
Waiver and/or reimbursement of expenses by affiliate	$ (154,111)
Reimbursement of expenses - other	(5,648)
Net expenses	$ 1,071,171
Net investment income	$ 4,350,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - unaffiliated issuers	$ 1,018,473
Futures contracts	(1,795,520)
Foreign currency transactions	7,398
Forward foreign currency exchange contracts	2,917,893
Net realized gain	$ 2,148,244
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers	$ (15,119,208)
Investment securities - affiliated issuers	(42,503)
Futures contracts	(2,040,926)
Foreign currency	51
Forward foreign currency exchange contracts	(1,118,466)
Net change in unrealized appreciation (depreciation)	$(18,321,052)
Net realized and unrealized loss	$(16,172,808)
Net decrease in net assets from operations	$(11,822,371)
13
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,350,437	$ 5,638,916
Net realized gain	2,148,244	1,294,743
Net change in unrealized appreciation (depreciation)	(18,321,052)	15,872,750
Net increase (decrease) in net assets from operations	$ (11,822,371)	$ 22,806,409
Distributions to shareholders:
Class A	$ (783,904)	$ (1,080,665)
Class I	(4,739,403)	(4,552,457)
Class R6	(8,902)	(5,324)
Total distributions to shareholders	$ (5,532,209)	$ (5,638,446)
Capital share transactions:
Class A	$ 10,170,918	$ 12,395,417
Class I	104,576,774	158,968,614
Class R6	35,283	560,126 (1)
Net increase in net assets from capital share transactions	$114,782,975	$171,924,157
Net increase in net assets	$ 97,428,395	$189,092,120
Net Assets
At beginning of period	$ 344,799,513	$ 155,707,393
At end of period	$442,227,908	$344,799,513

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
14
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 15.87	$ 14.82	$ 15.32	$ 15.64	$ 15.14	$ 15.20
Income (Loss) From Operations
Net investment income(1)	$ 0.15	$ 0.34	$ 0.27	$ 0.26	$ 0.25	$ 0.23
Net realized and unrealized gain (loss)	(0.55)	1.05	(0.39)	(0.16)	0.53	0.06
Total income (loss) from operations	$ (0.40)	$ 1.39	$ (0.12)	$ 0.10	$ 0.78	$ 0.29
Less Distributions
From net investment income	$ (0.15)	$ (0.34)	$ (0.27)	$ (0.26)	$ (0.25)	$ (0.22)
From net realized gain	(0.02)	—	(0.11)	(0.16)	(0.03)	(0.13)
Total distributions	$ (0.17)	$ (0.34)	$ (0.38)	$ (0.42)	$ (0.28)	$ (0.35)
Net asset value — End of period	$ 15.30	$ 15.87	$ 14.82	$ 15.32	$ 15.64	$ 15.14
Total Return(2)	(2.37)% (3)	9.53%	(0.80)%	0.71%	5.21%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,137	$58,422	$42,611	$38,011	$28,987	$23,108
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.81% (5)	0.86%	0.99%	1.04%	1.12%	1.24%
Net expenses	0.73% (5)	0.77%	0.85%	0.88%	0.88%	0.88%
Net investment income	1.90% (5)	2.21%	1.83%	1.71%	1.64%	1.49%
Portfolio Turnover	20% (3)	21%	16%	43%	243%	444%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
15
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 15.89	$ 14.83	$ 15.32	$ 15.63	$ 15.13	$ 15.18
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.38	$ 0.33	$ 0.32	$ 0.31	$ 0.29
Net realized and unrealized gain (loss)	(0.55)	1.06	(0.40)	(0.15)	0.53	0.06
Total income (loss) from operations	$ (0.38)	$ 1.44	$ (0.07)	$ 0.17	$ 0.84	$ 0.35
Less Distributions
From net investment income	$ (0.17)	$ (0.38)	$ (0.31)	$ (0.32)	$ (0.31)	$ (0.27)
From net realized gain	(0.02)	—	(0.11)	(0.16)	(0.03)	(0.13)
Total distributions	$ (0.19)	$ (0.38)	$ (0.42)	$ (0.48)	$ (0.34)	$ (0.40)
Net asset value — End of period	$ 15.32	$ 15.89	$ 14.83	$ 15.32	$ 15.63	$ 15.13
Total Return(2)	(2.24)% (3)	9.84%	(0.48)%	1.15%	5.60%	2.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$375,500	$285,796	$113,097	$23,641	$23,908	$28,540
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.56% (5)	0.61%	0.74%	0.68%	0.67%	0.76%
Net expenses	0.48% (5)	0.48%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.14% (5)	2.47%	2.24%	2.09%	2.01%	1.89%
Portfolio Turnover	20% (3)	21%	16%	43%	243%	444%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
16
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)

Net asset value — Beginning of period	$ 15.90	$ 15.01
Income (Loss) From Operations
Net investment income(2)	$ 0.17	$ 0.26
Net realized and unrealized gain (loss)	(0.54)	0.89
Total income (loss) from operations	$ (0.37)	$ 1.15
Less Distributions
From net investment income	$ (0.18)	$ (0.26)
From net realized gain	(0.02)	—
Total distributions	$ (0.20)	$ (0.26)
Net asset value — End of period	$15.33	$15.90
Total Return(3)(4)	(2.22)%	7.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 591	$ 581
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.51%	0.54%
Net expenses(6)	0.43%	0.43%
Net investment income(6)	2.21%	2.49%
Portfolio Turnover	20% (4)	21% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
17
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions and/or that support environmental projects, among others.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course.
18

Calvert
Green Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 37,833,348	$ —	$ 37,833,348
Collateralized Mortgage-Backed Obligations	—	47,335,608	—	47,335,608
Corporate Bonds	—	249,853,567	—	249,853,567
High Social Impact Investments	—	1,152,758	—	1,152,758
Preferred Stocks	3,983,454	—	—	3,983,454
Sovereign Government Bonds	—	43,439,142	—	43,439,142
Taxable Municipal Obligations	—	22,398,729	—	22,398,729
U.S. Government Agencies and Instrumentalities	—	12,599,218	—	12,599,218
U.S. Government Agency Mortgage-Backed Securities	—	4,188,799	—	4,188,799
Short-Term Investments	174,150	—	—	174,150
Total Investments	$ 4,157,604	$418,801,169	$ —	$422,958,773
Forward Foreign Currency Exchange Contracts	$ —	$ 886,642	$ —	$ 886,642
Futures Contracts	170,058	—	—	170,058
Total	$ 4,327,662	$419,687,811	$ —	$424,015,473
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,055,161)	$ —	$ (1,055,161)
Futures Contracts	(2,122,683)	—	—	(2,122,683)
Total	$(2,122,683)	$ (1,055,161)	$ —	$ (3,177,844)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
19

Calvert
Green Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
H  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
20

Calvert
Green Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $516,470.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.73%, 0.48% and 0.43% for Class A, Class I and Class R6, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $154,111.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $247,905.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $78,828 for Class A shares.
The Fund was informed that EVD received $20,075 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2020.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $20,160 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $5,648, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $158,977,229 and $79,545,589, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $29,144,831 and $206,787, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $208,584 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $208,584 are long-term.
21

Calvert
Green Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$424,369,127
Gross unrealized appreciation	$ 13,695,862
Gross unrealized depreciation	(17,227,360)
Net unrealized depreciation	$ (3,531,498)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2020 is included in the Schedule of Investments. At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended March 31, 2020, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $1,055,161. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $345,000 at March 31, 2020.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
22

Calvert
Green Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 886,642	$ (1,055,161)
Interest rate	Futures contracts	Accumulated loss	170,058 (1)	(2,122,683) (1)
Total			$1,056,700	$(3,177,844)
Derivatives not subject to master netting agreement			$ 170,058	$(2,122,683)
Total Derivatives subject to master netting agreement			$ 886,642	$(1,055,161)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2020.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$886,642	$(886,642)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(1,055,161)	$886,642	$ —	$168,519	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2020 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities - unaffiliated issuers(1)	$ —	$ (24,313)	$ (24,313)
Forward foreign currency exchange contracts	2,917,893	—	2,917,893
Futures contracts	—	(1,795,520)	(1,795,520)
Total	$ 2,917,893	$(1,819,833)	$ 1,098,060
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (1,118,466)	$ —	$ (1,118,466)
Futures contracts	—	(2,040,926)	(2,040,926)
Total	$(1,118,466)	$(2,040,926)	$(3,159,392)

(1)	Relates to purchased options.
23

Calvert
Green Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$14,645,000	$31,960,000	$96,488,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended March 31, 2020, which is indicative of the volume of this derivative type, was approximately 43 contracts.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan, including accrued interest, was $171,056 and the total value of collateral received was $174,150, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$174,150	$ —	$ —	$ —	$174,150
The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
7  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
24

Calvert
Green Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings pursuant to its lines of credit during the six months ended March 31, 2020.
8  Affiliated Companies
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board and a second officer of CRM. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
At March 31, 2020, the value of the Fund's investment in the Notes was $1,152,758, which represents 0.3% of the Fund's net assets. Transactions in the Notes by the Fund for the six months ended March 31, 2020 were as follows:
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$149,206	$ —	$(150,000)	$ —	$ 794	$ —	$ 438	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	1,196,055	—	—	(43,297)	1,152,758	5,232	—	1,196,055
Totals				$ —	$(42,503)	$1,152,758	$5,670	$ —

(1)	Restricted security.
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,215,187	$ 19,266,914	1,398,702	$ 21,394,507
Reinvestment of distributions	47,066	744,649	66,735	1,020,393
Shares redeemed	(621,567)	(9,840,645)	(660,326)	(10,019,483)
Net increase	640,686	$ 10,170,918	805,111	$ 12,395,417
25

Calvert
Green Bond Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class I
Shares sold	9,587,767	$ 152,150,018	12,333,822	$ 189,249,815
Reinvestment of distributions	288,519	4,570,839	281,533	4,331,692
Shares redeemed	(3,352,665)	(52,144,083)	(2,258,110)	(34,612,893)
Net increase	6,523,621	$104,576,774	10,357,245	$158,968,614
Class R6
Shares sold	15,072	$ 237,639	63,941	$ 993,091
Reinvestment of distributions	561	8,902	337	5,324
Shares redeemed	(13,663)	(211,258)	(27,710)	(438,289)
Net increase	1,970	$ 35,283	36,568	$ 560,126

(1)	For Class R6, for the period from the commencement of operations, February 1, 2019, to September 30, 2019.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Investing in foreign securities involves additional risks relating to political economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by sovereign or government entities and other issuers may be delayed, inaccurate or fraudulent. In the event of default of a sovereign or government debt, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign or government entity to renegotiate defaulted debt may be limited.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
26

Calvert
Green Bond Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
27

Calvert
Green Bond Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Green Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and five-year periods ended September 30, 2019, while it had underperformed the median of its peer universe for the three-year period ended September 30, 2019. It also indicated that the Fund had underperformed its benchmark index for the one-, three and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
28

Calvert
Green Bond Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
29

Calvert
Green Bond Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
30

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
31

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24202     3.31.20

Calvert
Global Energy Solutions Fund
Global Water Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
Global Energy Solutions Fund
Global Water Fund

Calvert
Global Energy Solutions Fund
March 31, 2020
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	(14.54)%	(10.49)%	(2.29)%	(3.23)%
Class A with 4.75% Maximum Sales Charge	—	—	(18.56)	(14.78)	(3.23)	(3.70)
Class C at NAV	07/31/2007	05/31/2007	(14.93)	(11.17)	(3.08)	(4.10)
Class C with 1% Maximum Sales Charge	—	—	(15.77)	(12.06)	(3.08)	(4.10)
Class I at NAV	05/31/2007	05/31/2007	(14.50)	(10.27)	(1.97)	(2.84)
··
MSCI ACWI Index	—	—	(14.33)%	(11.26)%	2.85%	5.87%
Calvert Global Energy Research Spliced Benchmark	—	—	(14.13)	(9.45)	0.74	(1.51)
Calvert Global Energy Research Index	—	—	(14.13)	(9.45)	—	—
Ardour Global Alternative Energy Index	—	—	(1.42)	2.22	4.19	0.16

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.72%	2.48%	1.47%
Net	1.24	1.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Energy Solutions Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Delta Electronics, Inc.	1.1%
Power Integrations, Inc.	1.0
Samsung SDI Co., Ltd.	1.0
Enel SpA	1.0
Umicore SA	1.0
Universal Display Corp.	1.0
Smart Metering Systems PLC	0.9
Infineon Technologies AG	0.9
ANDRITZ AG	0.9
EDP - Energias de Portugal SA	0.9
Total	9.7%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Global Water Fund
March 31, 2020
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2008	09/30/2008	(16.50)%	(11.59)%	0.21%	4.58%
Class A with 4.75% Maximum Sales Charge	—	—	(20.46)	(15.77)	(0.76)	4.07
Class C at NAV	09/30/2008	09/30/2008	(16.85)	(12.27)	(0.54)	3.73
Class C with 1% Maximum Sales Charge	—	—	(17.68)	(13.15)	(0.54)	3.73
Class I at NAV	01/31/2014	09/30/2008	(16.43)	(11.37)	0.57	4.84
··
MSCI ACWI Index	—	—	(14.33)%	(11.26)%	2.85%	5.87%
Calvert Global Water Research Spliced Benchmark	—	—	(15.89)	(10.48)	4.63	6.67
Calvert Global Water Research Index	—	—	(15.89)	(10.48)	—	—
S-Network Global Water Index	—	—	(14.12)	(6.83)	5.85	7.29

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.38%	2.13%	1.13%
Net	1.24	1.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Global Water Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Ecolab, Inc.	2.0%
IDEX Corp.	2.0
Xylem, Inc.	1.8
American Water Works Co., Inc.	1.7
Tetra Tech, Inc.	1.6
Watts Water Technologies, Inc., Class A	1.6
Kurita Water Industries, Ltd.	1.6
Essential Utilities, Inc.	1.5
LIXIL Group Corp.	1.5
United Utilities Group PLC	1.5
Total	16.8%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
5

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
The Calvert Global Energy Research Spliced Benchmark is comprised of the Ardour Global Alternative Energy Index prior to October 4, 2016 and the Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes companies that manage energy use in a sustainable manner or that are actively engaged in facilitating the transition to a more sustainable economy through the reduction of greenhouse gas emissions and the expanded use of renewable energy sources. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the five and ten years returns are not available. The Ardour Global Alternative Energy Index measures the performance of stocks engaged in the field of alternative energy including solar, bioenergy, wind, hydro, and geothermal power sources.
The Calvert Global Water Research Spliced Benchmark is comprised of the S-Network Global Water Index prior to May 31, 2016 and the Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index includes stocks of companies that manage water use in a sustainable manner or that are actively engaged in expanding access to water, improving water quality, promoting the efficient use of water, or providing solutions that address other global water challenges. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the five and ten years returns are not available. The S-Network Global Water Index measures the performance of stocks involved in water infrastructure, including utilities, and water technology development.
Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
For Calvert Global Water Fund, performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Calvert Global Water Fund is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective October 4, 2016, the Calvert Global Energy Solutions Fund changed its investment objective and principal investment strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles for Responsible Investment. Prior to October 4, 2016, the Fund employed an active management strategy. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from Ardour Global Alternative Energy Index to Calvert Global Energy Research Index.
Effective April 11, 2016, the Calvert Global Water Fund changed its investment objective and principal investment strategies to track the Calvert Global Water Research Index and implement the Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from S-Network Global Water Index to Calvert Global Water Research Index.
Effective December 31, 2016, Calvert Research and Management became the investment adviser to each Fund and performance reflected prior to such date is that of each Fund’s former investment adviser, Calvert Investment Management, Inc.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

6

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Global Energy Solutions Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 854.60	$ 5.75**	1.24%
Class C	$1,000.00	$ 850.70	$ 9.21**	1.99%
Class I	$1,000.00	$ 855.00	$ 4.59**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$ 6.26**	1.24%
Class C	$1,000.00	$1,015.05	$10.02 **	1.99%
Class I	$1,000.00	$1,020.05	$ 5.00**	0.99%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
7

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Fund Expenses — continued

Calvert Global Water Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 835.00	$ 5.69**	1.24%
Class C	$1,000.00	$ 831.50	$ 9.11**	1.99%
Class I	$1,000.00	$ 835.70	$ 4.54**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$ 6.26**	1.24%
Class C	$1,000.00	$1,015.05	$10.02 **	1.99%
Class I	$1,000.00	$1,020.05	$ 5.00**	0.99%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
8

Calvert
Global Energy Solutions Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Austria — 1.5%
ANDRITZ AG	19,995	$ 626,438
Verbund AG	11,986	432,289
		$ 1,058,727
Belgium — 1.0%
Umicore SA	19,694	$ 679,270
		$ 679,270
Brazil — 0.8%
Omega Geracao SA(1)	51,900	$ 271,481
Sao Martinho SA	93,052	264,681
		$ 536,162
Canada — 4.3%
Boralex, Inc., Class A	24,173	$ 429,422
Brookfield Renewable Partners L.P.	13,409	569,748
Canadian Solar, Inc.(1)	25,927	412,499
Innergex Renewable Energy, Inc.	39,412	536,303
Northland Power, Inc.	27,759	554,075
TransAlta Renewables, Inc.(2)	45,067	476,193
		$ 2,978,240
China — 7.1%
BYD Co., Ltd., Class H(2)	81,000	$ 432,148
China Everbright International, Ltd.	819,037	465,715
China High Speed Transmission Equipment Group Co., Ltd.(2)	849,000	490,153
China Longyuan Power Group Corp., Ltd., Class H	1,016,000	554,539
Daqo New Energy Corp. ADR(1)	8,501	492,378
Dongfang Electric Corp., Ltd., Class H	876,600	429,721
JinkoSolar Holding Co., Ltd. ADR(1)(2)	28,356	421,086
Tianneng Power International, Ltd.(2)	810,000	598,598
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	589,900	508,622
Xinyi Solar Holdings, Ltd.	942,000	522,620
		$ 4,915,580
Denmark — 2.8%
Novozymes A/S, Class B	11,098	$ 497,821
Orsted A/S(3)	4,854	475,195
Rockwool International A/S, Class B	2,073	373,388
Vestas Wind Systems A/S	7,490	609,428
		$ 1,955,832
Finland — 1.3%
Metsa Board Oyj(1)	84,948	$ 459,530
Security	Shares	Value
Finland (continued)
Neste Oyj	13,284	$ 441,660
		$ 901,190
France — 4.3%
Albioma SA	16,106	$ 473,494
Cie de Saint-Gobain	15,838	380,040
Danone SA	6,879	440,243
Legrand SA	7,356	469,180
Nexans SA	11,748	349,519
Schneider Electric SE	6,433	543,736
Valeo SA	18,696	304,291
		$ 2,960,503
Germany — 8.9%
Aumann AG(3)	32,079	$ 261,060
Bayerische Motoren Werke AG	7,312	373,272
Daimler AG	11,391	340,183
Deutsche Post AG	15,942	427,382
Encavis AG	45,909	459,180
Evonik Industries AG	18,920	395,110
HeidelbergCement AG	8,168	348,962
Infineon Technologies AG	44,249	638,767
Nordex SE(1)	50,003	381,120
OSRAM Licht AG(1)	12,495	554,013
Siemens AG	6,126	512,961
SMA Solar Technology AG(1)	16,116	458,423
Varta AG(1)(2)	8,247	580,281
VERBIO Vereinigte BioEnergie AG	44,194	397,697
		$ 6,128,411
Hong Kong — 0.6%
Cathay Pacific Airways, Ltd.(2)	375,000	$ 399,460
		$ 399,460
Ireland — 1.8%
CRH PLC	13,616	$ 368,217
Kingspan Group PLC	8,925	481,276
Trane Technologies PLC	4,668	385,530
		$ 1,235,023
Italy — 2.2%
Enel SpA	100,291	$ 691,792
ERG SpA	23,501	418,931
Falck Renewables SpA	75,666	391,015
		$ 1,501,738

9
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan — 7.2%
Daikin Industries, Ltd.(2)	4,100	$ 494,927
Ferrotec Holdings Corp.	86,600	436,649
GS Yuasa Corp.	35,100	469,732
Hitachi Metals, Ltd.	35,500	372,631
Meidensha Corp.	34,700	516,837
Mitsubishi Electric Corp.	46,100	563,167
Nidec Corp.	8,200	422,583
Nippon Express Co., Ltd.	10,500	512,178
Nissan Motor Co., Ltd.(2)	121,800	407,507
Sumitomo Chemical Co., Ltd.	144,700	427,510
Yokogawa Electric Corp.	28,000	334,957
		$ 4,958,678
Netherlands — 0.5%
Signify NV(3)	16,101	$ 312,041
		$ 312,041
New Zealand — 1.3%
Mercury NZ, Ltd.	178,465	$ 446,840
Meridian Energy, Ltd.	201,763	481,528
		$ 928,368
Norway — 1.1%
Norsk Hydro ASA	168,888	$ 364,150
Scatec Solar ASA(3)	32,467	406,951
		$ 771,101
Portugal — 2.2%
Altri SGPS SA	87,994	$ 348,077
EDP - Energias de Portugal SA	151,768	610,620
EDP Renovaveis SA	43,478	523,125
		$ 1,481,822
Singapore — 0.5%
City Developments, Ltd.	68,500	$ 347,341
		$ 347,341
South Korea — 2.6%
LG Chem, Ltd.	1,736	$ 429,975
LG Display Co., Ltd.(1)	38,408	345,110
Samsung SDI Co., Ltd.	3,679	716,265
Seoul Semiconductor Co., Ltd.	30,601	293,460
		$ 1,784,810
Spain — 4.0%
Acciona SA	4,768	$ 504,312
Security	Shares	Value
Spain (continued)
Atlantica Yield PLC	19,518	$ 435,252
Ence Energia y Celulosa SA(2)	123,320	336,748
Iberdrola SA	46,156	451,452
Red Electrica Corp. SA	25,817	463,918
Siemens Gamesa Renewable Energy SA	36,714	541,757
		$ 2,733,439
Sweden — 0.7%
Nibe Industrier AB, Class B	32,377	$ 468,315
		$ 468,315
Switzerland — 2.8%
ABB, Ltd.	28,883	$ 502,016
Clariant AG	22,237	370,118
Gurit Holding AG	370	437,467
Landis+Gyr Group AG(1)	5,424	371,122
Meyer Burger Technology AG(1)(2)	1,597,555	249,887
		$ 1,930,610
Taiwan — 6.0%
Chroma ATE, Inc.	109,000	$ 444,325
Delta Electronics, Inc.	183,000	724,280
Epistar Corp.	648,000	549,471
Everlight Electronics Co., Ltd.	535,000	435,681
Kung Long Batteries Industrial Co., Ltd.	111,000	485,729
OptoTech Corp.	670,200	389,836
Simplo Technology Co., Ltd.	70,000	609,266
Sino-American Silicon Products, Inc.(1)	206,000	527,317
		$ 4,165,905
Thailand — 1.5%
BCPG PCL	805,500	$ 301,676
CK Power PCL	3,245,700	292,482
Energy Absolute PCL NVDR	408,600	419,118
		$ 1,013,276
United Kingdom — 4.0%
Croda International PLC	8,247	$ 435,091
easyJet PLC(2)	32,515	225,314
John Laing Group PLC(3)	119,325	497,222
Johnson Matthey PLC	15,057	331,767
SIG PLC	429,614	122,778
Smart Metering Systems PLC(2)	78,607	648,685
United Utilities Group PLC	43,225	483,857
		$ 2,744,714

10
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States — 27.9%
3M Co.	3,225	$ 440,245
AAON, Inc.	8,548	413,039
Acuity Brands, Inc.	4,448	381,016
Advanced Emissions Solutions, Inc.(2)	60,074	394,686
Alphabet, Inc., Class A(1)	383	445,027
Ameresco, Inc., Class A(1)	16,831	286,632
American Superconductor Corp.(1)(2)	69,280	379,654
Aptiv PLC	6,828	336,211
BorgWarner, Inc.	17,032	415,070
Clearway Energy, Inc., Class C	27,083	509,160
Covanta Holding Corp.	38,252	327,055
Cree, Inc.(1)	11,102	393,677
Delphi Technologies PLC(1)	31,143	250,701
Eaton Corp. PLC	6,595	512,366
Emerson Electric Co.	9,155	436,236
EnerSys	11,395	564,280
Enviva Partners L.P.	13,352	356,765
First Solar, Inc.(1)	15,937	574,688
General Mills, Inc.	9,913	523,109
Gibraltar Industries, Inc.(1)	8,362	358,897
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,876	324,029
Ingersoll Rand, Inc.(1)	4,119	102,151
International Business Machines Corp.	3,851	427,191
Itron, Inc.(1)	5,830	325,489
Johnson Controls International PLC	15,885	428,260
Livent Corp.(1)	77,938	409,175
Microsoft Corp.	3,224	508,457
NextEra Energy Partners, L.P.	10,926	469,818
NextEra Energy, Inc.	2,055	494,474
ON Semiconductor Corp.(1)	25,773	320,616
Ormat Technologies, Inc.	8,214	555,759
Owens Corning	8,389	325,577
Plug Power, Inc.(1)	123,959	438,815
Power Integrations, Inc.	8,150	719,890
Renewable Energy Group, Inc.(1)	20,207	414,850
Rockwell Automation, Inc.	3,024	456,352
Sensata Technologies Holding PLC(1)	11,717	338,973
SolarEdge Technologies, Inc.(1)	6,720	550,234
SunPower Corp.(1)(2)	55,335	280,548
Sunrun, Inc.(1)	31,084	313,948
Tenneco, Inc., Class A	34,061	122,620
TerraForm Power, Inc., Class A	33,977	535,817
Tesla, Inc.(1)	998	522,952
Universal Display Corp.	5,008	659,954
Vivint Solar, Inc.(1)	37,149	162,341
Waste Management, Inc.	4,472	413,928
Security	Shares	Value
United States (continued)
Whirlpool Corp.(2)	3,715	$ 318,747
		$ 19,239,479
Total Common Stocks (identified cost $77,374,582)		$ 68,130,035

High Social Impact Investments — 0.5%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$ 264	$ 254,027
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(5)(6)	53	51,940
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(5)(6)	68	66,113
Total High Social Impact Investments (identified cost $384,568)		$ 372,080

Short-Term Investments — 3.3%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(7)	2,235,461	$ 2,235,461
Total Short-Term Investments (identified cost $2,235,461)		$ 2,235,461
Total Investments — 102.7% (identified cost $79,994,611)		$ 70,737,576
Other Assets, Less Liabilities — (2.7)%		$ (1,852,046)
Net Assets — 100.0%		$ 68,885,530

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $4,109,937.
(3)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,952,469, which represents 2.8% of the net assets of the Fund as of March 31, 2020.
(4)	Affiliated company (see Note 7).
(5)	Restricted security. Total market value of restricted securities amounts to $372,080, which represents 0.5% of the net assets of the Fund as of March 31, 2020.

11
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2020.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	32.6%
Information Technology	21.5
Utilities	21.3
Materials	10.8
Consumer Discretionary	6.4
Energy	2.9
Consumer Staples	1.8
Real Estate	1.0
Communication Services	0.6
High Social Impact Investments	0.5
Total	99.4%
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$263,568
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	53,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	68,000

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited
12
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Australia — 1.2%
Reliance Worldwide Corp., Ltd.	2,553,813	$ 4,082,956
		$ 4,082,956
Brazil — 2.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	396,598	$ 2,926,893
Cia de Saneamento de Minas Gerais	288,164	2,268,222
Cia de Saneamento do Parana, PFC Shares	3,127,782	2,895,370
		$ 8,090,485
Canada — 1.9%
Brookfield Renewable Partners, L.P.	40,461	$ 1,701,760
Gildan Activewear, Inc.	80,260	1,023,140
Nutrien, Ltd.(1)	56,593	1,934,690
Stantec, Inc.	72,085	1,843,999
		$ 6,503,589
Chile — 1.9%
Aguas Andinas SA, Class A	12,188,286	$ 3,585,104
Inversiones Aguas Metropolitanas SA	3,940,246	2,995,938
		$ 6,581,042
China — 5.1%
Beijing Enterprises Water Group, Ltd.	10,005,452	$ 3,878,996
China Everbright International, Ltd.	3,316,666	1,885,898
China Lesso Group Holdings, Ltd.	2,353,578	3,046,934
China Water Affairs Group, Ltd.(1)	4,788,421	3,576,133
Guangdong Investment, Ltd.	2,621,427	5,030,647
		$ 17,418,608
Denmark — 0.6%
Novozymes A/S, Class B	43,966	$ 1,972,174
		$ 1,972,174
Finland — 1.7%
Kemira Oyj	425,061	$ 4,097,115
Valmet Oyj	97,476	1,892,317
		$ 5,989,432
France — 3.9%
Accor SA	59,847	$ 1,607,851
Eurofins Scientific SE(1)	4,150	2,025,198
L'Oreal SA	8,264	2,138,811
Suez	333,555	3,388,713
Security	Shares	Value
France (continued)
Veolia Environnement SA	196,521	$ 4,150,694
		$ 13,311,267
Germany — 1.0%
GEA Group AG	79,311	$ 1,638,386
Henkel AG & Co. KGaA, PFC Shares	22,799	1,823,500
		$ 3,461,886
Italy — 0.8%
ACEA SpA	164,212	$ 2,606,343
		$ 2,606,343
Japan — 10.6%
Ebara Corp.	165,756	$ 3,117,804
Hitachi Zosen Corp.	867,027	2,770,205
Hulic Reit, Inc.	1,228	1,428,709
Kitz Corp.	544,500	3,272,828
Kurita Water Industries, Ltd.	230,042	5,277,707
LIXIL Group Corp.	419,100	5,163,805
METAWATER Co., Ltd.	84,217	3,002,341
Nihon Trim Co., Ltd.	131,700	3,457,124
Sekisui Chemical Co., Ltd.	139,600	1,839,102
TOTO, Ltd.	108,900	3,592,408
Tsukishima Kikai Co., Ltd.	278,300	3,430,784
		$ 36,352,817
Netherlands — 1.2%
Aalberts NV	105,164	$ 2,519,477
Arcadis NV	101,817	1,638,328
		$ 4,157,805
Singapore — 0.5%
City Developments, Ltd.	310,700	$ 1,575,457
Hyflux, Ltd.(1)(2)(3)	17,622,294	0
		$ 1,575,457
South Korea — 1.0%
Coway Co., Ltd.	35,972	$ 1,701,610
LG Chem, Ltd.	7,426	1,839,283
		$ 3,540,893
Spain — 1.1%
Acciona SA	17,992	$ 1,903,017
Iberdrola SA	182,013	1,780,270
		$ 3,683,287

13
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland — 4.7%
Geberit AG	9,506	$ 4,165,334
Georg Fischer AG	4,629	3,158,534
Roche Holding AG	6,732	2,165,966
SGS SA	904	2,085,053
Sika AG	12,797	2,101,430
Sulzer AG	38,117	2,372,902
		$ 16,049,219
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	207,294	$ 1,866,125
		$ 1,866,125
Thailand — 1.8%
TTW PCL, Foregin Shares	8,615,700	$ 3,313,039
WHA Utilities and Power PCL, Foreign Shares	21,221,300	2,682,130
		$ 5,995,169
United Kingdom — 11.1%
CNH Industrial NV(1)	215,866	$ 1,211,008
Croda International PLC	36,610	1,931,455
Ferguson PLC	58,769	3,633,832
Halma PLC	82,601	1,939,972
Mondi PLC	100,811	1,701,248
nVent Electric PLC	95,307	1,607,829
Pennon Group PLC	369,589	4,941,837
Pentair PLC	169,979	5,058,575
Polypipe Group PLC	527,537	2,973,364
Rotork PLC	1,111,912	2,941,894
Severn Trent PLC	171,289	4,848,668
United Utilities Group PLC	453,970	5,081,700
		$ 37,871,382
United States — 44.7%
Advanced Drainage Systems, Inc.	87,768	$ 2,583,890
Aegion Corp.(3)	167,780	3,008,295
American States Water Co.	59,069	4,828,300
American Water Works Co., Inc.	49,059	5,865,494
Badger Meter, Inc.	94,379	5,058,714
Ball Corp.	32,184	2,081,017
California Water Service Group	95,615	4,811,347
Cantel Medical Corp.(1)	31,905	1,145,390
Cousins Properties, Inc.	56,594	1,656,506
Danaher Corp.	15,589	2,157,674
Ecolab, Inc.	44,434	6,924,150
Energy Recovery, Inc.(3)	454,775	3,383,526
Entegris, Inc.	40,404	1,808,887
Security	Shares	Value
United States (continued)
Essential Utilities, Inc.	129,443	$ 5,268,330
Evoqua Water Technologies Corp.(3)	268,780	3,013,024
Flowserve Corp.	110,401	2,637,480
Forterra, Inc.(3)	188,003	1,124,258
Fortune Brands Home & Security, Inc.	75,186	3,251,795
Franklin Electric Co., Inc.	72,805	3,431,300
Gorman-Rupp Co. (The)	94,280	2,942,479
Hawkins, Inc.	124,582	4,435,119
Hyatt Hotels Corp., Class A	27,272	1,306,329
IDEX Corp.	48,196	6,656,350
IDEXX Laboratories, Inc.(3)	8,065	1,953,666
Intel Corp.	38,849	2,102,508
Itron, Inc.(3)	29,346	1,638,387
Levi Strauss & Co., Class A(1)	134,841	1,676,074
Lindsay Corp.	35,949	3,292,209
Masco Corp.	110,141	3,807,574
Middlesex Water Co.	69,954	4,205,635
Mondelez International, Inc., Class A	41,500	2,078,320
Mueller Industries, Inc.	134,648	3,223,473
Mueller Water Products, Inc., Class A	348,715	2,793,207
NIKE, Inc., Class B	25,115	2,078,015
Nucor Corp.	53,139	1,914,067
Parker-Hannifin Corp.	11,363	1,474,122
Procter & Gamble Co. (The)	18,278	2,010,580
Rexnord Corp.	214,471	4,862,058
Roper Technologies, Inc.	6,482	2,021,152
Sherwin-Williams Co. (The)	3,941	1,810,968
SJW Group	69,798	4,032,230
Tetra Tech, Inc.	79,240	5,595,929
Trimble, Inc.(3)	57,639	1,834,649
Valmont Industries, Inc.	32,529	3,447,423
Watts Water Technologies, Inc., Class A	63,661	5,388,904
Xylem, Inc.	96,230	6,267,460
York Water Co. (The)	87,770	3,814,484
		$ 152,702,748
Total Common Stocks (identified cost $346,557,760)		$ 333,812,684

14
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.5%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$ 1,324	$ 1,276,183
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(5)(6)	284	278,320
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(5)(6)	366	355,844
Total High Social Impact Investments (identified cost $1,974,116)		$ 1,910,347

Short-Term Investments — 1.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(7)	4,075,924	$ 4,075,924
Total Short-Term Investments (identified cost $4,075,924)		$ 4,075,924
Total Investments — 99.4% (identified cost $352,607,800)		$ 339,798,955
Other Assets, Less Liabilities — 0.6%		$ 1,927,115
Net Assets — 100.0%		$ 341,726,070

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $8,919,059.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(3)	Non-income producing security.
(4)	Affiliated company (see Note 7).
(5)	Restricted security. Total market value of restricted securities amounts to $1,910,347, which represents 0.5% of the net assets of the Fund as of March 31, 2020.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2020.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	45.0%
Utilities	28.2
Materials	9.9
Information Technology	4.7
Consumer Discretionary	3.3
Health Care	2.8
Consumer Staples	2.4
Real Estate	1.4
High Social Impact Investments	0.5
Total	98.2%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$1,324,116
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	284,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	366,000

Abbreviations:
ADR	– American Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
15
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Statements of Assets and Liabilities (Unaudited)

	March 31, 2020
	Global Energy Solutions Fund	Global Water Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $79,731,043 and $351,283,684, respectively) - including $4,109,937 and $8,919,059, respectively, of securities on loan	$ 70,483,549	$ 338,522,772
Investments in securities of affiliated issuers, at value (identified cost $263,568 and $1,324,116, respectively)	254,027	1,276,183
Cash	237,412	4,943,654
Cash denominated in foreign currency, at value (cost $8,565 and $112,905, respectively)	8,555	112,766
Receivable for capital shares sold	108,283	600,024
Dividends and interest receivable	140,009	1,169,132
Interest receivable - affiliated	1,153	5,793
Securities lending income receivable	7,197	3,600
Tax reclaims receivable	98,795	350,533
Receivable from affiliate	24,196	52,097
Directors' deferred compensation plan	46,915	251,426
Other assets	—	7,097
Total assets	$ 71,410,091	$347,295,077
Liabilities
Payable for capital shares redeemed	$ 58,383	$ 423,106
Deposits for securities loaned	2,235,461	4,075,924
Payable to affiliates:
Investment advisory fee	47,032	225,030
Administrative fee	7,525	36,762
Distribution and service fees	14,049	67,968
Sub-transfer agency fee	4,178	9,311
Directors' deferred compensation plan	46,915	251,426
Accrued expenses	111,018	279,480
Demand note payable	—	200,000
Total liabilities	$ 2,524,561	$ 5,569,007
Net Assets	$ 68,885,530	$341,726,070
Sources of Net Assets
Paid-in capital	$152,948,659	$ 402,591,459
Accumulated loss	(84,063,129)	(60,865,389)
Total	$ 68,885,530	$341,726,070
Class A Shares
Net Assets	$ 39,934,845	$ 146,359,018
Shares Outstanding	6,671,623	8,540,578
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.99	$ 17.14
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 6.29	$ 17.99
Class C Shares
Net Assets	$ 5,395,932	$ 39,029,897
Shares Outstanding	960,602	2,478,120
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 5.62	$ 15.75
16
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2020
	Global Energy Solutions Fund	Global Water Fund
Class I Shares
Net Assets	$23,554,753	$156,337,155
Shares Outstanding	3,874,456	9,066,993
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.08	$ 17.24

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2020
	Global Energy Solutions Fund	Global Water Fund
Investment Income
Dividend income (net of foreign taxes withheld of $39,327 and $262,483, respectively)	$ 490,551	$ 3,096,899
Interest income - unaffiliated issuers	2,398	9,886
Interest income - affiliated issuers	6,403	8,710
Securities lending income, net	55,313	24,178
Total investment income	$ 554,665	$ 3,139,673
Expenses
Investment advisory fee	$ 318,490	$ 1,545,120
Administrative fee	50,958	254,163
Distribution and service fees:
Class A	62,562	230,221
Class C	34,779	251,731
Directors' fees and expenses	2,325	11,517
Custodian fees	6,026	17,915
Transfer agency fees and expenses	95,825	321,325
Accounting fees	14,696	52,026
Professional fees	18,454	33,086
Registration fees	32,396	29,088
Reports to shareholders	12,268	30,774
Miscellaneous	14,300	25,618
Total expenses	$ 663,079	$ 2,802,584
Waiver and/or reimbursement of expenses by affiliate	$ (143,842)	$ (216,711)
Reimbursement of expenses - other	(1,224)	(6,026)
Net expenses	$ 518,013	$ 2,579,847
Net investment income	$ 36,652	$ 559,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - unaffiliated issuers (net of foreign capital gains taxes of $298 and $6,138, respectively)	$ 1,676,932	$ 387,120
Foreign currency transactions	(6,345)	(87,699)
Net realized gain	$ 1,670,587	$ 299,421
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers (including net decrease in payable for foreign capital gains taxes of $22,879 and $129,687, respectively)	$ (13,945,758)	$ (70,062,601)
Investment securities - affiliated issuers	(19)	(42,643)
Foreign currency	1,249	(29,532)
Net change in unrealized appreciation (depreciation)	$(13,944,528)	$(70,134,776)
Net realized and unrealized loss	$(12,273,941)	$(69,835,355)
Net decrease in net assets from operations	$(12,237,289)	$(69,275,529)
18
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Statements of Changes in Net Assets

	Global Energy Solutions Fund		Global Water Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 36,652	$ 974,787	$ 559,826	$ 4,769,609
Net realized gain (loss)	1,670,587	(396,874)	299,421	(2,517,548)
Net change in unrealized appreciation (depreciation)	(13,944,528)	1,966,950	(70,134,776)	14,673,929
Net increase (decrease) in net assets from operations	$(12,237,289)	$ 2,544,863	$ (69,275,529)	$ 16,925,990
Distributions to shareholders:
Class A	$ (529,616)	$ (702,716)	$ (1,611,283)	$ (2,155,791)
Class C	(26,519)	(66,797)	(108,693)	(248,276)
Class I	(359,921)	(346,105)	(2,089,882)	(2,449,451)
Total distributions to shareholders	$ (916,056)	$ (1,115,618)	$ (3,809,858)	$ (4,853,518)
Capital share transactions:
Class A	$ (241,642)	$ (4,663,197)	$ (3,867,186)	$ (24,869,349)
Class C	(363,293)	(3,207,233)	(3,278,673)	(9,435,586)
Class I	4,428,461	3,980,156	10,610,084	2,885,512
Net increase (decrease) in net assets from capital share transactions	$ 3,823,526	$ (3,890,274)	$ 3,464,225	$ (31,419,423)
Net decrease in net assets	$ (9,329,819)	$ (2,461,029)	$ (69,621,162)	$ (19,346,951)
Net Assets
At beginning of period	$ 78,215,349	$ 80,676,378	$ 411,347,232	$ 430,694,183
At end of period	$ 68,885,530	$78,215,349	$341,726,070	$411,347,232
19
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2020
Financial Highlights

	Global Energy Solutions Fund — Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 7.08	$ 6.95	$ 7.23	$ 6.23	$ 5.76	$ 7.10
Income (Loss) From Operations
Net investment income(1)	$ —(2)	$ 0.08	$ 0.10	$ 0.08	$ 0.08(3)	$ 0.01
Net realized and unrealized gain (loss)	(1.01)	0.15	(0.29)	0.98	0.40	(1.35)
Total income (loss) from operations	$ (1.01)	$ 0.23	$ (0.19)	$ 1.06	$ 0.48	$ (1.34)
Less Distributions
From net investment income	$ (0.08)	$ (0.10)	$ (0.09)	$ (0.06)	$ (0.01)	$ —
Total distributions	$ (0.08)	$ (0.10)	$ (0.09)	$ (0.06)	$ (0.01)	$ —
Net asset value — End of period	$ 5.99	$ 7.08	$ 6.95	$ 7.23	$ 6.23	$ 5.76
Total Return(4)	(14.54)% (5)	3.60%	(2.73)%	17.28%	8.38%	(18.87)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,935	$47,596	$51,502	$58,695	$70,317	$59,589
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.58% (7)	1.72%	1.69%	1.94%	2.06%	2.21%
Net expenses	1.24% (7)	1.26%	1.28%	1.38%	1.85%	1.85%
Net investment income	0.06% (7)	1.27%	1.34%	1.26%	1.33% (3)	0.17%
Portfolio Turnover	13% (5)	40%	38%	133%	89%	99%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.005 per share and 0.08% of average net assets.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
20
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2020
Financial Highlights — continued

	Global Energy Solutions Fund — Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 6.63	$ 6.50	$ 6.76	$ 5.82	$ 5.42	$ 6.75
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.02)	$ 0.02	$ 0.04	$ 0.03	$ 0.03(2)	$ (0.05)
Net realized and unrealized gain (loss)	(0.96)	0.16	(0.26)	0.92	0.37	(1.28)
Total income (loss) from operations	$ (0.98)	$ 0.18	$ (0.22)	$ 0.95	$ 0.40	$ (1.33)
Less Distributions
From net investment income	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.01)	$ —	$ —
Total distributions	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.01)	$ —	$ —
Net asset value — End of period	$ 5.62	$ 6.63	$ 6.50	$ 6.76	$ 5.82	$ 5.42
Total Return(3)	(14.93)% (4)	2.85%	(3.31)%	16.38%	7.38%	(19.70)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,396	$6,752	$9,996	$11,938	$13,213	$13,663
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.33% (6)	2.48%	2.44%	2.78%	2.87%	2.96%
Net expenses	1.99% (6)	2.01%	2.03%	2.13%	2.69%	2.85%
Net investment income (loss)	(0.70)% (6)	0.38%	0.59%	0.55%	0.45% (2)	(0.84)%
Portfolio Turnover	13% (4)	40%	38%	133%	89%	99%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.004 per share and 0.07% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
21
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2020
Financial Highlights — continued

	Global Energy Solutions Fund — Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 7.20	$ 7.07	$ 7.34	$ 6.35	$ 5.88	$ 7.21
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.11	$ 0.15	$ 0.13	$ 0.11(2)	$ 0.06
Net realized and unrealized gain (loss)	(1.03)	0.14	(0.31)	0.97	0.41	(1.39)
Total income (loss) from operations	$ (1.02)	$ 0.25	$ (0.16)	$ 1.10	$ 0.52	$ (1.33)
Less Distributions
From net investment income	$ (0.10)	$ (0.12)	$ (0.11)	$ (0.11)	$ (0.05)	$ —
Total distributions	$ (0.10)	$ (0.12)	$ (0.11)	$ (0.11)	$(0.05)	$ —
Net asset value — End of period	$ 6.08	$ 7.20	$ 7.07	$ 7.34	$ 6.35	$ 5.88
Total Return(3)	(14.50)% (4)	3.89%	(2.33)%	17.66%	8.76%	(18.45)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,555	$23,867	$19,178	$ 5,503	$ 910	$ 386
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.33% (6)	1.47%	1.43%	1.66%	3.83%	5.63%
Net expenses	0.99% (6)	0.98%	0.93%	0.97%	1.40%	1.40%
Net investment income	0.33% (6)	1.60%	2.00%	1.99%	1.74% (2)	0.82%
Portfolio Turnover	13% (4)	40%	38%	133%	89%	99%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.09% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
22
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2020
Financial Highlights

	Global Water Fund — Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 20.70	$ 20.00	$ 19.92	$ 17.71	$ 14.87	$ 19.55
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.03	$ 0.23	$ 0.23	$ 0.20	$ 0.03(2)	$ (0.02)
Net realized and unrealized gain (loss)	(3.40)	0.70	0.04	2.01	2.81	(3.40)
Total income (loss) from operations	$ (3.37)	$ 0.93	$ 0.27	$ 2.21	$ 2.84	$ (3.42)
Less Distributions
From net investment income	$ (0.19)	$ (0.23)	$ (0.19)	$ —	$ —(3)	$ —
From net realized gain	—	—	—	—	—	(1.26)
Total distributions	$ (0.19)	$ (0.23)	$ (0.19)	$ —	$ —(3)	$ (1.26)
Net asset value — End of period	$ 17.14	$ 20.70	$ 20.00	$ 19.92	$ 17.71	$ 14.87
Total Return(4)	(16.50)% (5)	4.86%	1.34%	12.48%	19.13%	(18.35)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$146,359	$181,139	$201,243	$235,266	$278,517	$295,337
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.35% (7)	1.38%	1.39%	1.46%	1.63%	1.82%
Net expenses	1.24% (7)	1.25%	1.28%	1.28%	1.51%	1.82%
Net investment income (loss)	0.24% (7)	1.17%	1.14%	1.11%	0.22% (2)	(0.09)%
Portfolio Turnover	24% (5)	28%	40%	34%	103%	110%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
23
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2020
Financial Highlights — continued

	Global Water Fund — Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 18.98	$ 18.32	$ 18.28	$ 16.37	$ 13.84	$ 18.41
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.05)	$ 0.08	$ 0.07	$ 0.07	$ (0.08)(2)	$ (0.13)
Net realized and unrealized gain (loss)	(3.14)	0.66	0.03	1.84	2.61	(3.18)
Total income (loss) from operations	$ (3.19)	$ 0.74	$ 0.10	$ 1.91	$ 2.53	$ (3.31)
Less Distributions
From net investment income	$ (0.04)	$ (0.08)	$ (0.06)	$ —	$ —	$ —
From net realized gain	—	—	—	—	—	(1.26)
Total distributions	$ (0.04)	$ (0.08)	$ (0.06)	$ —	$ —	$ (1.26)
Net asset value — End of period	$ 15.75	$ 18.98	$ 18.32	$ 18.28	$ 16.37	$ 13.84
Total Return(3)	(16.85)% (4)	4.08%	0.61%	11.67%	18.28%	(18.92)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,030	$50,369	$58,455	$67,096	$71,334	$75,061
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.10% (6)	2.13%	2.14%	2.17%	2.35%	2.53%
Net expenses	1.99% (6)	2.01%	2.03%	2.03%	2.25%	2.53%
Net investment income (loss)	(0.52)% (6)	0.43%	0.40%	0.41%	(0.52)% (2)	(0.79)%
Portfolio Turnover	24% (4)	28%	40%	34%	103%	110%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
24
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2020
Financial Highlights — continued

	Global Water Fund — Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 20.85	$ 20.15	$ 20.08	$ 17.79	$ 15.02	$ 19.64
Income (Loss) From Operations
Net investment income(1)	$ 0.05	$ 0.29	$ 0.36	$ 0.30	$ 0.13(2)	$ 0.06
Net realized and unrealized gain (loss)	(3.42)	0.70	(0.02)	1.99	2.80	(3.42)
Total income (loss) from operations	$ (3.37)	$ 0.99	$ 0.34	$ 2.29	$ 2.93	$ (3.36)
Less Distributions
From net investment income	$ (0.24)	$ (0.29)	$ (0.27)	$ —	$ (0.16)	$ —
From net realized gain	—	—	—	—	—	(1.26)
Total distributions	$ (0.24)	$ (0.29)	$ (0.27)	$ —	$ (0.16)	$ (1.26)
Net asset value — End of period	$ 17.24	$ 20.85	$ 20.15	$ 20.08	$17.79	$ 15.02
Total Return(3)	(16.43)% (4)	5.18%	1.68%	12.87%	19.68%	(17.93)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$156,337	$179,839	$170,996	$16,094	$ 4,637	$ 779
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.10% (6)	1.13%	1.14%	1.12%	1.56%	3.89%
Net expenses	0.99% (6)	0.97%	0.93%	0.93%	1.08%	1.29%
Net investment income	0.50% (6)	1.48%	1.78%	1.61%	0.80% (2)	0.32%
Portfolio Turnover	24% (4)	28%	40%	34%	103%	110%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.02% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
25
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions industry. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities of U.S. and non-U.S. companies whose main business is in the water industry, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds' Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
26

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2020, based on the inputs used to value them:
Global Energy Solutions
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$ —	$ 1,058,727	$ —	$ 1,058,727
Belgium	—	679,270	—	679,270
Brazil	536,162	—	—	536,162
Canada	2,978,240	—	—	2,978,240
China	913,464	4,002,116	—	4,915,580
Denmark	—	1,955,832	—	1,955,832
Finland	—	901,190	—	901,190
France	—	2,960,503	—	2,960,503
Germany	—	6,128,411	—	6,128,411
Hong Kong	—	399,460	—	399,460
Ireland	385,530	849,493	—	1,235,023
Italy	—	1,501,738	—	1,501,738
Japan	—	4,958,678	—	4,958,678
Netherlands	—	312,041	—	312,041
New Zealand	—	928,368	—	928,368
Norway	—	771,101	—	771,101
Portugal	—	1,481,822	—	1,481,822
Singapore	—	347,341	—	347,341
South Korea	—	1,784,810	—	1,784,810
Spain	435,252	2,298,187	—	2,733,439
Sweden	—	468,315	—	468,315
Switzerland	—	1,930,610	—	1,930,610
Taiwan	—	4,165,905	—	4,165,905
Thailand	—	1,013,276	—	1,013,276
United Kingdom	—	2,744,714	—	2,744,714
United States	19,239,479	—	—	19,239,479
Total Common Stocks	$24,488,127	$43,641,908 (1)	$ —	$68,130,035
High Social Impact Investments	$ —	$ 372,080	$ —	$ 372,080
27

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Global Energy Solutions — continued
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 2,235,461	$ —	$ —	$ 2,235,461
Total Investments	$26,723,588	$44,013,988	$ —	$70,737,576

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Global Water
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$ —	$ 4,082,956	$ —	$ 4,082,956
Brazil	8,090,485	—	—	8,090,485
Canada	6,503,589	—	—	6,503,589
Chile	—	6,581,042	—	6,581,042
China	—	17,418,608	—	17,418,608
Denmark	—	1,972,174	—	1,972,174
Finland	—	5,989,432	—	5,989,432
France	—	13,311,267	—	13,311,267
Germany	—	3,461,886	—	3,461,886
Italy	—	2,606,343	—	2,606,343
Japan	—	36,352,817	—	36,352,817
Netherlands	—	4,157,805	—	4,157,805
Singapore	—	1,575,457	—	1,575,457
South Korea	—	3,540,893	—	3,540,893
Spain	—	3,683,287	—	3,683,287
Switzerland	—	16,049,219	—	16,049,219
Taiwan	—	1,866,125	—	1,866,125
Thailand	—	5,995,169	—	5,995,169
United Kingdom	7,877,412	29,993,970	—	37,871,382
United States	152,702,748	—	—	152,702,748
Total Common Stocks	$175,174,234	$158,638,450 (2)	$ —	$333,812,684
High Social Impact Investments	$ —	$ 1,910,347	$ —	$ 1,910,347
Short-Term Investments	4,075,924	—	—	4,075,924
Total Investments	$179,250,158	$160,548,797	$ —	$339,798,955

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in
28

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

accordance with the Funds' understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, Global Water has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Fund's change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Fund's net realized gain (loss) on investments.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
29

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to each Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of each respective Fund's average daily net assets:
Global Energy Solutions0.75%
Global Water
Up to and including $250 Million0.75%
Over $250 Million0.70%
For the six months ended March 31, 2020, the investment advisory fee for Global Energy Solutions and Global Water amounted to $318,490 and $1,545,120, respectively, or 0.75% (annualized) and 0.73% (annualized), respectively, of the Funds’ average daily net assets.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $143,842 and $216,711 for Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $50,958 and $254,163 for Global Energy Solutions and Global Water, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2020 amounted to $62,562 and $230,221, respectively, for Class A shares. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2020 amounted to $34,779 and $251,731, respectively, for Class C shares.
The Funds were informed that EVD received $14,166 and $25,716 for Global Energy Solutions and Global Water, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Funds were also informed that EVD received $167 and $1,006 for Global Energy Solutions and Global Water, respectively, of contingent deferred sales charges paid by each Fund's Class C shareholders for the same period.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $22,090 and $56,519, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or their affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds' former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, Global Energy Solutions' and Global Water's allocated portion of such expense and reimbursement was $1,224 and $6,026, respectively, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statements of Operations. For the year ending December 31, 2020, each member (other than CRM's Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
30

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Global Energy Solutions	Global Water
Purchases	$14,492,684	$ 99,876,553
Sales	11,101,112	102,756,859
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Funds, for federal income tax purposes, had the following deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long term character as when originally deferred.
The amounts of the deferred capital losses are as follows:
	Global Energy Solutions	Global Water
Deferred capital losses:
Short-term	$ —	$12,482,339
Long-term	75,571,239	33,168,078
The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2020, as determined on a federal income tax basis, were as follows:
	Global Energy Solutions	Global Water
Aggregate cost	$ 80,933,333	$355,826,383
Gross unrealized appreciation	$ 6,189,103	$ 42,609,720
Gross unrealized depreciation	(16,384,860)	(58,637,148)
Net unrealized depreciation	$(10,195,757)	$ (16,027,428)
5  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
31

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

At March 31, 2020, the total value of securities on loan and the total value of collateral received were as follows:
	Global Energy Solutions	Global Water
Securities on Loan	$ 4,109,937	$ 8,919,059
Collateral Received:
Cash	2,235,461	4,075,924
U.S. government and/or agencies securities	2,174,015	5,553,059
Total Collateral Received	$4,409,476	$9,628,983
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
Global Energy Solutions	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,235,461	$ —	$ —	$ —	$2,235,461

Global Water	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,075,924	$ —	$ —	$ —	$4,075,924
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2020 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
6  Line of Credit
Effective October 29, 2019, the Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Funds participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
Global Energy Solutions had no borrowings outstanding pursuant to its line of credit at March 31, 2020. At March 31, 2020, Global Water had a balance outstanding pursuant to its line of credit of $200,000 at an annual interest rate of 1.09%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
32

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Companies
Each Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Funds) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board and a second officer of CRM. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
At March 31, 2020, the value of the Funds’ investment in the Notes was $254,027 for Global Energy Solutions, which represents 0.4% of its net assets and $1,276,183 for Global Water, which represents 0.4% of its net assets. Transactions in the Notes by the Funds for the six months ended March 31, 2020 were as follows:
Global Energy Solutions
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,790,478	$ —	$(1,800,000)	$ —	$ 9,522	$ —	$ 5,250	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	263,568	—	—	(9,541)	254,027	1,153	—	263,568
Totals				$ —	$ (19)	$254,027	$6,403	$ —

(1)	Restricted security.
Global Water
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$994,710	$ —	$(1,000,000)	$ —	$ 5,290	$ —	$ 2,917	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	1,324,116	—	—	(47,933)	1,276,183	5,793	—	1,324,116
Totals				$ —	$(42,643)	$1,276,183	$8,710	$ —

(1)	Restricted security.
33

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Funds). The authorized shares of each Fund consists of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
Global Energy Solutions
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	456,381	$ 3,397,649	1,775,530	$ 11,992,411
Reinvestment of distributions	63,936	495,506	112,454	664,603
Shares redeemed	(585,528)	(4,265,343)	(2,862,064)	(19,213,624)
Converted from Class C	18,155	130,546	287,214	1,893,413
Net decrease	(47,056)	$ (241,642)	(686,866)	$ (4,663,197)
Class C
Shares sold	64,919	$ 454,678	89,959	$ 580,475
Reinvestment of distributions	3,456	25,163	11,289	62,766
Shares redeemed	(106,795)	(712,588)	(314,820)	(1,957,061)
Converted to Class A	(19,320)	(130,546)	(305,620)	(1,893,413)
Net decrease	(57,740)	$ (363,293)	(519,192)	$ (3,207,233)
Class I
Shares sold	1,306,368	$ 9,946,571	1,807,826	$ 12,172,970
Reinvestment of distributions	44,987	353,601	56,163	336,977
Shares redeemed	(790,724)	(5,871,711)	(1,262,308)	(8,529,791)
Net increase	560,631	$ 4,428,461	601,681	$ 3,980,156
Global Water
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	503,170	$ 10,645,101	960,394	$ 18,681,657
Reinvestment of distributions	67,917	1,499,614	116,365	2,016,615
Shares redeemed	(787,184)	(16,147,562)	(2,459,523)	(46,910,007)
Converted from Class C	6,226	135,661	70,649	1,342,386
Net decrease	(209,871)	$ (3,867,186)	(1,312,115)	$(24,869,349)
34

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Global Water — continued
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class C
Shares sold	100,509	$ 1,980,060	164,935	$ 2,960,681
Reinvestment of distributions	4,562	92,739	13,492	215,596
Shares redeemed	(274,478)	(5,215,811)	(637,289)	(11,269,477)
Converted to Class A	(6,770)	(135,661)	(76,746)	(1,342,386)
Net decrease	(176,177)	$ (3,278,673)	(535,608)	$ (9,435,586)
Class I
Shares sold	1,366,386	$ 28,385,228	2,133,477	$ 41,451,651
Reinvestment of distributions	81,579	1,811,063	120,781	2,104,010
Shares redeemed	(1,006,205)	(19,586,207)	(2,113,969)	(40,670,149)
Net increase	441,760	$ 10,610,084	140,289	$ 2,885,512
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalization of emerging market issuers.
Concentration Risk
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Funds' investments.
35

Calvert
Global Energy Solutions Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•      Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•      Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
36

Calvert
Global Energy Solutions Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Energy Solutions Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its custom benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended September 30, 2019, while it had underperformed the median of its peer universe for the three- and five-year periods ended September 30, 2019. It also indicated that the Fund had underperformed its custom benchmark for the one-, three- and five-year periods ended September 30, 2019. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its custom benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
37

Calvert
Global Energy Solutions Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
38

Calvert
Global Water Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters.
39

Calvert
Global Water Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Global Water Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its custom benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2019, while it had underperformed its custom benchmark for the one-, and three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its custom benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
40

Calvert
Global Water Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
41

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
42

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
43

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24200     3.31.20

Calvert
Small-Cap Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
Small-Cap Fund

Calvert
Small-Cap Fund
March 31, 2020
Performance

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/01/2004	10/01/2004	(21.12)%	(16.37)%	2.78%	8.18%
Class A with 4.75% Maximum Sales Charge	—	—	(24.85)	(20.33)	1.79	7.65
Class C at NAV	04/01/2005	10/01/2004	(21.44)	(16.98)	2.01	7.29
Class C with 1% Maximum Sales Charge	—	—	(22.21)	(17.80)	2.01	7.29
Class I at NAV	04/29/2005	10/01/2004	(21.01)	(16.16)	3.17	8.76
Class R6 at NAV	02/01/2019	10/01/2004	(21.00)	(16.12)	3.18	8.76
··
Russell 2000® Index	—	—	(23.72)%	(23.99)%	(0.25)%	6.90%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.25%	2.01%	1.00%	0.94%
Net	1.21	1.96	0.96	0.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Small-Cap Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
RealPage, Inc.	3.3%
ICU Medical, Inc.	2.8
ONE Gas, Inc.	2.8
ACI Worldwide, Inc.	2.8
NIC, Inc.	2.7
Haemonetics Corp.	2.6
Chemed Corp.	2.3
Healthcare Realty Trust, Inc.	2.1
Mercury Systems, Inc.	2.1
Mueller Water Products, Inc., Class A	2.1
Total	25.6%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Small-Cap Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Small-Cap Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 788.80	$5.41 **	1.21%
Class C	$1,000.00	$ 785.60	$8.75 **	1.96%
Class I	$1,000.00	$ 789.90	$4.30 **	0.96%
Class R6	$1,000.00	$ 790.00	$4.03 **	0.90%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.95	$6.11 **	1.21%
Class C	$1,000.00	$1,015.20	$9.87 **	1.96%
Class I	$1,000.00	$1,020.20	$4.85 **	0.96%
Class R6	$1,000.00	$1,020.50	$4.55 **	0.90%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Small-Cap Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 4.2%
Hexcel Corp.	453,088	$ 16,850,343
Mercury Systems, Inc.(1)	238,857	17,040,058
		$ 33,890,401
Auto Components — 2.2%
Dana, Inc.	513,545	$ 4,010,786
Dorman Products, Inc.(1)	162,033	8,955,564
Visteon Corp.(1)	101,521	4,870,978
		$ 17,837,328
Banks — 7.7%
City Holding Co.	116,288	$ 7,736,641
Columbia Banking System, Inc.	348,238	9,332,778
Commerce Bancshares, Inc.	116,369	5,859,179
Community Bank System, Inc.	267,727	15,742,348
First Citizens BancShares, Inc., Class A	32,182	10,712,422
Independent Bank Corp.	110,750	7,128,977
Stock Yards Bancorp, Inc.	180,745	5,228,953
		$ 61,741,298
Biotechnology — 2.7%
Emergent BioSolutions, Inc.(1)	230,287	$ 13,324,406
Ligand Pharmaceuticals, Inc.(1)	121,183	8,812,428
		$ 22,136,834
Building Products — 2.1%
CSW Industrials, Inc.	128,741	$ 8,348,854
Trex Co., Inc.(1)(2)	103,159	8,267,162
		$ 16,616,016
Capital Markets — 0.3%
Cohen & Steers, Inc.	44,263	$ 2,011,753
		$ 2,011,753
Chemicals — 2.8%
Minerals Technologies, Inc.	419,567	$ 15,213,500
Sensient Technologies Corp.	164,279	7,147,779
		$ 22,361,279
Diversified Consumer Services — 2.3%
K12, Inc.(1)	290,679	$ 5,482,206
ServiceMaster Global Holdings, Inc.(1)	490,912	13,254,624
		$ 18,736,830
Security	Shares	Value
Electric Utilities — 1.1%
Portland General Electric Co.	179,817	$ 8,620,427
		$ 8,620,427
Energy Equipment & Services — 0.1%
Core Laboratories NV	88,440	$ 914,470
		$ 914,470
Equity Real Estate Investment Trusts (REITs) — 8.1%
CubeSmart	489,950	$ 13,125,760
EastGroup Properties, Inc.	115,807	12,099,515
Essential Properties Realty Trust, Inc.	757,998	9,899,454
Healthcare Realty Trust, Inc.	613,878	17,145,613
Rexford Industrial Realty, Inc.	320,614	13,148,380
		$ 65,418,722
Food & Staples Retailing — 0.6%
Performance Food Group Co.(1)	189,715	$ 4,689,755
		$ 4,689,755
Food Products — 3.5%
Flowers Foods, Inc.	244,332	$ 5,013,693
J&J Snack Foods Corp.	19,397	2,347,037
Lancaster Colony Corp.	37,779	5,464,354
Nomad Foods, Ltd.(1)	828,139	15,370,260
		$ 28,195,344
Gas Utilities — 2.8%
ONE Gas, Inc.	273,101	$ 22,836,706
		$ 22,836,706
Health Care Equipment & Supplies — 7.7%
Envista Holdings Corp.(1)	348,061	$ 5,200,032
Haemonetics Corp.(1)	209,623	20,891,028
ICU Medical, Inc.(1)	113,799	22,961,224
Integra LifeSciences Holdings Corp.(1)	295,815	13,214,056
		$ 62,266,340
Health Care Providers & Services — 8.1%
Addus HomeCare Corp.(1)	188,597	$ 12,749,157
Amedisys, Inc.(1)	53,980	9,907,489
Chemed Corp.	41,893	18,148,048
LHC Group, Inc.(1)	117,090	16,416,018
R1 RCM, Inc.(1)	908,794	8,260,937
		$ 65,481,649

6
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.7%
Choice Hotels International, Inc.	90,042	$ 5,515,073
		$ 5,515,073
Insurance — 6.9%
AMERISAFE, Inc.	159,866	$ 10,306,561
First American Financial Corp.	141,649	6,007,334
Horace Mann Educators Corp.	400,225	14,644,233
RLI Corp.	134,874	11,859,471
Selective Insurance Group, Inc.	254,725	12,659,832
		$ 55,477,431
IT Services — 2.7%
NIC, Inc.	931,345	$ 21,420,935
		$ 21,420,935
Machinery — 4.7%
Mueller Water Products, Inc., Class A	2,110,997	$ 16,909,086
RBC Bearings, Inc.(1)	58,184	6,562,573
Welbilt, Inc.(1)	491,073	2,519,205
Woodward, Inc.	203,028	12,067,984
		$ 38,058,848
Pharmaceuticals — 1.4%
Catalent, Inc.(1)	215,883	$ 11,215,122
		$ 11,215,122
Professional Services — 1.9%
CBIZ, Inc.(1)	737,132	$ 15,420,801
		$ 15,420,801
Road & Rail — 1.7%
Landstar System, Inc.	144,938	$ 13,893,757
		$ 13,893,757
Semiconductors & Semiconductor Equipment — 1.4%
Diodes, Inc.(1)	63,963	$ 2,599,137
Silicon Laboratories, Inc.(1)	104,249	8,903,907
		$ 11,503,044
Software — 11.2%
ACI Worldwide, Inc.(1)	931,346	$ 22,492,006
Altair Engineering, Inc., Class A(1)	531,682	14,089,573
CDK Global, Inc.	402,820	13,232,637
Envestnet, Inc.(1)	263,216	14,155,756
RealPage, Inc.(1)	505,042	26,731,873
		$ 90,701,845
Security	Shares	Value
Specialty Retail — 1.3%
Five Below, Inc.(1)	37,157	$ 2,615,110
Lithia Motors, Inc., Class A	18,859	1,542,478
National Vision Holdings, Inc.(1)	327,720	6,364,322
		$ 10,521,910
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	80,977	$ 5,649,765
Deckers Outdoor Corp.(1)	14,125	1,892,750
		$ 7,542,515
Thrifts & Mortgage Finance — 1.2%
Essent Group, Ltd.	152,761	$ 4,023,725
Washington Federal, Inc.	225,994	5,866,804
		$ 9,890,529
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	244,213	$ 11,165,418
		$ 11,165,418
Water Utilities — 2.0%
Middlesex Water Co.	268,748	$ 16,157,130
		$ 16,157,130
Total Common Stocks (identified cost $875,326,359)		$ 772,239,510

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(3)(4)	$ 2,516	$ 2,424,538
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(4)(5)	152	148,960
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(4)(5)	195	189,589
Total High Social Impact Investments (identified cost $2,862,603)		$ 2,763,087
Total Investments — 96.0% (identified cost $878,188,962)		$ 775,002,597
Other Assets, Less Liabilities — 4.0%		$ 32,213,995
Net Assets — 100.0%		$ 807,216,592

7
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $6,661,798.
(3)	Affiliated company (see Note 7).
(4)	Restricted security. Total market value of restricted securities amounts to $2,763,087, which represents 0.3% of the net assets of the Fund as of March 31, 2020.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2020.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$2,515,603
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	152,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	195,000
8
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $875,673,359) - including $6,661,798 of securities on loan	$ 772,578,059
Investments in securities of affiliated issuers, at value (identified cost $2,515,603)	2,424,538
Cash	29,458,870
Receivable for investments sold	7,309,983
Receivable for capital shares sold	15,246,070
Dividends and interest receivable	789,533
Interest receivable - affiliated	11,006
Securities lending income receivable	2,188
Receivable from affiliate	53,541
Directors' deferred compensation plan	239,983
Total assets	$ 828,113,771
Liabilities
Payable for investments purchased	$ 18,101,962
Payable for capital shares redeemed	1,688,029
Payable to affiliates:
Investment advisory fee	458,933
Administrative fee	80,988
Distribution and service fees	44,302
Sub-transfer agency fee	5,276
Directors' deferred compensation plan	239,983
Accrued expenses	277,706
Total liabilities	$ 20,897,179
Net Assets	$ 807,216,592
Sources of Net Assets
Paid-in capital	$ 943,157,578
Accumulated loss	(135,940,986)
Total	$ 807,216,592
Class A Shares
Net Assets	$ 150,071,422
Shares Outstanding	7,596,373
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.76
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 20.75
Class C Shares
Net Assets	$ 12,736,747
Shares Outstanding	758,775
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.79
Class I Shares
Net Assets	$ 615,278,534
Shares Outstanding	28,717,752
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 21.43
9
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class R6 Shares
Net Assets	$29,129,889
Shares Outstanding	1,359,546
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 21.43

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $9,403)	$ 5,403,427
Interest income	29,848
Interest income - affiliated issuers	15,095
Securities lending income, net	42,436
Total investment income	$ 5,490,806
Expenses
Investment advisory fee	$ 2,791,214
Administrative fee	492,567
Distribution and service fees:
Class A	222,624
Class C	78,310
Directors' fees and expenses	23,226
Custodian fees	11,980
Transfer agency fees and expenses	396,711
Accounting fees	106,489
Professional fees	39,290
Registration fees	68,686
Reports to shareholders	54,257
Miscellaneous	36,401
Total expenses	$ 4,321,755
Waiver and/or reimbursement of expenses by affiliate	$ (53,541)
Reimbursement of expenses - other	(11,792)
Net expenses	$ 4,256,422
Net investment income	$ 1,234,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - unaffiliated issuers	$ (32,902,593)
Net realized loss	$ (32,902,593)
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers	$ (172,643,331)
Investment securities - affiliated issuers	(83,649)
Net change in unrealized appreciation (depreciation)	$(172,726,980)
Net realized and unrealized loss	$(205,629,573)
Net decrease in net assets from operations	$(204,395,189)
11
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,234,384	$ 1,124,940
Net realized gain (loss)	(32,902,593)	11,688,855
Net change in unrealized appreciation (depreciation)	(172,726,980)	(733,032)
Net increase (decrease) in net assets from operations	$(204,395,189)	$ 12,080,763
Distributions to shareholders:
Class A	$ (2,242,959)	$ (7,375,765)
Class C	(200,001)	(897,708)
Class I	(7,919,038)	(12,325,140)
Class R6	(509,400)	—
Total distributions to shareholders	$ (10,871,398)	$ (20,598,613)
Capital share transactions:
Class A	$ 20,028,569	$ 19,666,759
Class C	1,722,431	(2,714,077)
Class I	316,238,418	205,627,063
Class R6	1,422,959	34,053,869 (1)
Net increase in net assets from capital share transactions	$ 339,412,377	$256,633,614
Net increase in net assets	$ 124,145,790	$248,115,764
Net Assets
At beginning of period	$ 683,070,802	$ 434,955,038
At end of period	$ 807,216,592	$683,070,802

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
12
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 25.35	$ 26.61	$ 25.70	$ 21.76	$ 22.04	$ 22.98
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.01	$ 0.02	$ (0.04)	$ (0.05)	$ 0.03(2)	$ 0.04
Net realized and unrealized gain (loss)	(5.28)	(0.04) (3)	4.34	4.32	1.53	1.80
Total income (loss) from operations	$ (5.27)	$ (0.02)	$ 4.30	$ 4.27	$ 1.56	$ 1.84
Less Distributions
From net investment income	$ —	$ —	$ —(4)	$ —	$ (0.01)	$ —(4)
From net realized gain	(0.32)	(1.24)	(3.39)	(0.33)	(1.83)	(2.78)
Total distributions	$ (0.32)	$ (1.24)	$ (3.39)	$ (0.33)	$ (1.84)	$ (2.78)
Net asset value — End of period	$ 19.76	$ 25.35	$ 26.61	$ 25.70	$ 21.76	$ 22.04
Total Return(5)	(21.12)% (6)	0.61%	18.55%	19.74%	7.66%	8.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$150,071	$172,277	$158,921	$137,860	$170,294	$154,728
Ratios (as a percentage of average daily net assets):(7)
Total expenses	1.23% (8)	1.25%	1.28%	1.36%	1.42%	1.52%
Net expenses	1.21% (8)	1.23%	1.28%	1.36%	1.37%	1.37%
Net investment income (loss)	0.11% (8)	0.07%	(0.17)%	(0.22)%	0.12% (2)	0.19%
Portfolio Turnover	29% (6)	45%	51%	137%	150%	59%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Amount is less than $0.005.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(6)	Not annualized.
(7)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(8)	Annualized.
13
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 21.63	$ 22.90	$ 22.58	$ 19.30	$ 19.88	$ 21.12
Income (Loss) From Operations
Net investment loss(1)	$ (0.07)	$ (0.14)	$ (0.20)	$ (0.21)	$ (0.12)(2)	$ (0.12)
Net realized and unrealized gain (loss)	(4.49)	(0.04) (3)	3.77	3.82	1.37	1.66
Total income (loss) from operations	$ (4.56)	$ (0.18)	$ 3.57	$ 3.61	$ 1.25	$ 1.54
Less Distributions
From net realized gain	$ (0.28)	$ (1.09)	$ (3.25)	$ (0.33)	$ (1.83)	$ (2.78)
Total distributions	$ (0.28)	$ (1.09)	$ (3.25)	$ (0.33)	$ (1.83)	$ (2.78)
Net asset value — End of period	$ 16.79	$ 21.63	$ 22.90	$ 22.58	$ 19.30	$ 19.88
Total Return(4)	(21.44)% (5)	(0.12)%	17.66%	18.82%	6.89%	7.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,737	$14,775	$18,945	$16,691	$16,842	$15,887
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.98% (7)	2.01%	2.03%	2.22%	2.31%	2.36%
Net expenses	1.96% (7)	1.99%	2.03%	2.12%	2.12%	2.12%
Net investment loss	(0.64)% (7)	(0.68)%	(0.91)%	(0.99)%	(0.63)% (2)	(0.56)%
Portfolio Turnover	29% (5)	45%	51%	137%	150%	59%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
14
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 27.49	$ 28.73	$ 27.51	$ 23.18	$ 23.34	$ 24.14
Income (Loss) From Operations
Net investment income(1)	$ 0.05	$ 0.09	$ 0.05	$ 0.06	$ 0.13(2)	$ 0.16
Net realized and unrealized gain (loss)	(5.73)	(0.02) (3)	4.67	4.62	1.63	1.90
Total income (loss) from operations	$ (5.68)	$ 0.07	$ 4.72	$ 4.68	$ 1.76	$ 2.06
Less Distributions
From net investment income	$ (0.05)	$ (0.06)	$ (0.08)	$ (0.02)	$ (0.09)	$ (0.08)
From net realized gain	(0.33)	(1.25)	(3.42)	(0.33)	(1.83)	(2.78)
Total distributions	$ (0.38)	$ (1.31)	$ (3.50)	$ (0.35)	$ (1.92)	$ (2.86)
Net asset value — End of period	$ 21.43	$ 27.49	$ 28.73	$ 27.51	$ 23.18	$ 23.34
Total Return(4)	(21.01)% (5)	0.92%	18.92%	20.29%	8.15%	8.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$615,279	$461,237	$257,089	$93,724	$96,664	$61,669
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.98% (7)	1.00%	1.04%	0.92%	0.94%	0.91%
Net expenses	0.96% (7)	0.95%	0.92%	0.90%	0.92%	0.91%
Net investment income	0.38% (7)	0.34%	0.19%	0.23%	0.58% (2)	0.64%
Portfolio Turnover	29% (5)	45%	51%	137%	150%	59%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0.01% of average net assets.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
15
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)

Net asset value — Beginning of period	$ 27.50	$ 24.93
Income (Loss) From Operations
Net investment income(2)	$ 0.06	$ 0.07
Net realized and unrealized gain (loss)	(5.73)	2.50
Total income (loss) from operations	$ (5.67)	$ 2.57
Less Distributions
From net investment income	$ (0.07)	$ —
From net realized gain	(0.33)	—
Total distributions	$ (0.40)	$ —
Net asset value — End of period	$ 21.43	$ 27.50
Total Return(3)(4)	(21.00)%	10.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,130	$34,782
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.92%	0.93%
Net expenses(6)	0.90%	0.90%
Net investment income(6)	0.42%	0.37%
Portfolio Turnover	29% (4)	45% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland business corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
17

Calvert
Small-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 772,239,510(1)	$ —	$ —	$ 772,239,510
High Social Impact Investments	—	2,763,087	—	2,763,087
Total Investments	$772,239,510	$2,763,087	$ —	$775,002,597

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
18

Calvert
Small-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.68% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $2,791,214.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 0.90% for Class A, Class C, Class I and Class R6, respectively, of such class' average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $53,541.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $492,567.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $222,624 and $78,310 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $30,967 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Fund was also informed that EVD received $611 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $47,725 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $11,792, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $545,504,775 and $234,159,650, respectively.
19

Calvert
Small-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 878,471,813
Gross unrealized appreciation	$ 34,157,125
Gross unrealized depreciation	(137,626,341)
Net unrealized depreciation	$(103,469,216)
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan was $6,661,798 and the total value of collateral received was $7,232,049, comprised of U.S. government and/or agencies securities.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Affiliated Companies
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board and a second officer of CRM. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
20

Calvert
Small-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

At March 31, 2020, the value of the Fund’s investment in the Notes was $2,424,538, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the six months ended March 31, 2020 were as follows:
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,394,489	$ —	$(1,401,905)	$ —	$ 7,416	$ —	$ 4,089	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	2,515,603	—	—	(91,065)	2,424,538	11,006	—	2,515,603
Totals				$ —	$(83,649)	$2,424,538	$15,095	$ —

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,404,957	$ 34,025,395	1,467,767	$ 36,064,446
Reinvestment of distributions	84,634	2,164,930	317,910	7,044,877
Shares redeemed	(705,260)	(16,596,668)	(1,148,858)	(27,656,569)
Converted from Class C	17,062	434,912	185,714	4,214,005
Net increase	801,393	$ 20,028,569	822,533	$ 19,666,759
Class C
Shares sold	163,413	$ 3,475,784	210,002	$ 4,399,949
Reinvestment of distributions	8,772	191,136	45,085	857,509
Shares redeemed	(76,585)	(1,509,577)	(182,656)	(3,757,530)
Converted to Class A	(19,949)	(434,912)	(216,634)	(4,214,005)
Net increase (decrease)	75,651	$ 1,722,431	(144,203)	$ (2,714,077)
Class I
Shares sold	16,421,109	$ 421,581,775	11,621,056	$ 306,043,800
Reinvestment of distributions	268,712	7,448,686	456,891	10,956,240
Shares redeemed	(4,747,504)	(112,792,043)	(4,249,703)	(111,372,977)
Net increase	11,942,317	$ 316,238,418	7,828,244	$ 205,627,063
21

Calvert
Small-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class R6
Shares sold	240,860	$ 5,489,398	1,296,704	$ 34,920,036
Reinvestment of distributions	18,383	509,400	—	—
Shares redeemed	(164,360)	(4,575,839)	(32,041)	(866,167)
Net increase	94,883	$ 1,422,959	1,264,663	$ 34,053,869

(1)	For Class R6, for the period from the commencement of operations, February 1, 2019, to September 30, 2019.
9  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
22

Calvert
Small-Cap Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
23

Calvert
Small-Cap Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Small-Cap Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its benchmark index for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
24

Calvert
Small-Cap Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
25

Calvert
Small-Cap Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
26

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24198     3.31.20

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date: May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 26, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 26, 2020